Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

(the “Company”)

Supplement dated January 5, 2026, to the Statement of Additional Information (“SAI”), dated October 1, 2025, as supplemented and amended to date

Effective January 1, 2026, The Variable Annuity Life Insurance Company replaced SunAmerica Asset Management, LLC as the Company’s administrator and SunAmerica became the Company’s sub-administrator. In addition, effective December 31, 2025, Mr. Thomas Brown and Dr. Judith Craven retired from their service as Directors of the Board of Directors of the Company and as members of its committees.

Effective immediately, the following changes are made to the SAI:

New Administrator and Sub-Administrator

The subsection in the SAI entitled “SERVICE AGREEMENTS – Amended and Restated Administrative Services Agreement” is deleted in its entirety and replaced with the following:

Administrative Services Agreement

VC I has entered into an Administrative Services Agreement (“Administrative Services Agreement”) with VALIC (the “Administrator”) on behalf of all Funds to provide certain accounting and administrative services to the Funds. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds.

SunAmerica, located at One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007, performs certain accounting and administrative services for the Funds pursuant to a Sub-Administration Agreement with VALIC (the “Sub-Administration Agreement”). These services include, among others, the calculation of Fund expenses and coordination of disbursements, the provision of reporting services to VC I, and support for valuation and pricing. Prior to January 1, 2026, SunAmerica served as the administrator to VC I, on behalf of all Funds, pursuant to an amended and restated administrative services agreement with VC I (the “Prior Administrative Services Agreement”) that was materially identical to the current Administrative Services Agreement. SunAmerica is a registered investment adviser and a wholly-owned subsidiary of Venerable Holdings, Inc.

Pursuant to the Administrative Services Agreement, VC I pays the Administrator an annual fee of 0.06% based on average daily net assets plus an accounting basis point fee.1 These fees are paid directly by the Funds. For the fiscal years ended May 31, 2025, 2024 and 2023, the Funds paid SunAmerica the following administrative services fees under the Prior Administrative Services Agreement:

Fund Name	2025	2024	2023
Aggressive Allocation Lifestyle Fund	-	-	-
Asset Allocation Fund	99,638	93,582	88,609
Capital Appreciation Fund	155,978	67,398	56,903
Conservative Allocation Lifestyle Fund	-	-	-
Core Bond Fund	1,726,268	1,778,281	1,957,714
Dividend Value Fund	489,825	501,615	810,637
Dynamic Allocation Fund	17,633	17,892	18,137
Emerging Economies Fund	488,729	465,606	389,141
Global Real Estate Fund	228,628	179,160	275,204
Global Strategy Fund	146,384	141,711	142,477
Government Securities Fund	88,684	88,568	114,008
Growth Fund	1,132,796	965,449	599,652
High Yield Bond Fund	246,620	260,591	286,872
Inflation Protected Fund	264,098	280,452	483,879
International Equities Index Fund	1,209,187	1,304,995	1,112,695
International Government Bond Fund	41,521	43,390	63,689
International Growth Fund	248,722	262,198	261,768

Fund Name	2025	2024	2023
International Opportunities Fund	257,780	307,732	300,449
International Socially Responsible Fund	325,909	285,125	223,215
International Value Fund	298,050	325,571	346,570
Large Cap Core Fund	418,000	453,848	458,203
Mid Cap Index Fund	1,893,552	1,979,035	1,968,603
Mid Cap Strategic Growth Fund	701,732	613,843	450,337
Mid Cap Value Fund	494,637	417,752	521,965
Moderate Allocation Lifestyle Fund	-	-	-
Nasdaq-100® Index Fund	670,103	580,795	453,031
Science & Technology Fund	1,868,034	1,599,492	1,279,316
Small Cap Growth Fund	348,238	364,825	347,774
Small Cap Index Fund	716,898	646,992	598,225
Small Cap Special Values Fund	134,232	137,362	139,792
Small Cap Value Fund	227,622	280,508	340,172
Stock Index Fund	4,417,479	3,941,144	3,364,957
Systematic Core Fund	404,634	376,015	359,258
Systematic Growth Fund	669,634	597,130	453,786
Systematic Value Fund	305,416	288,392	295,079
U.S. Socially Responsible Fund	433,047	475,116	451,366

1 Annual fee of 6 basis points based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee:

Accounting Basis Point Fee (Fund complex)†
Net Assets Per Fund	Basis Points
First $25 Billion	0.61
Next $75 Billion	0.70
Excess	0.50

†Accounting Basis Point Fee is calculated based upon all assets in the series of VC I, other than “Funds-of-Funds” and “Feeder Funds.” Prior to January 1, 2026, the Accounting Basis Point Fee was calculated based upon all assets in all registered management investment companies managed and/or administered by SunAmerica and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

All references to SunAmerica serving as the administrator to the Company, on behalf of the Funds, in the SAI are replaced with VALIC.

Officer Changes

The second table in the section of the SAI entitled “MANAGEMENT OF VC I” is deleted in its entirety and replaced with the following:

Name and Age	Position(s) Held With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Kevin J. Adamson 1966	President and Principal Executive Officer	2026 – Present	Senior Vice President, VALIC Trust - Investments (2018-Present); Senior Vice President, Retirement Services, Corebridge (2023-Present); Vice President, VALIC Company I (2018-2025).

Louis O. Ducote 1982	Chief Compliance Officer, Vice President and Assistant Secretary	2026 – Present (Chief Compliance Officer and Vice President); 2021 – Present (Assistant Secretary)	Associate General Counsel, Corebridge Financial (2024 – Present); Assistant General Counsel, Corebridge Financial (2020-2024).
Donna M. McManus 1961	Treasurer and Principal Financial and Accounting Officer	2026 – Present	Vice President and Assistant Treasurer, VALIC Company I (2014-2025); Vice President, SunAmerica (2014-2025).
Melissa Robins 1968	Anti-Money Laundering (“AML”) Compliance Officer	2026 – Present	Compliance Officer, Corebridge Financial (2009 – Present); Chief Compliance Officer, AIG Federal Savings Bank (2009-2023).
Mark R. Szycher 1964	Vice President and Senior Investment Officer	2021 – Present	Managing Director, GM Asset Management (2015-2019); Vice President, Investment Specialist, Corebridge Financial f/k/a VALIC (2019-2021); Vice President, Senior Investment Officer, Corebridge Financial f/k/a VALIC (2021-Present).

Christopher J. Tafone 1975	Chief Legal Officer, Vice President and Secretary	2026 – Present (Chief Legal Officer and Secretary); 2021 – Present (Vice President)	Vice President, SunAmerica (2016–2025); Associate General Counsel, Corebridge Financial (2016 – Present).

Retirement of Directors and New Committee Chairs

All references to Mr. Thomas Brown and Dr. Judith Craven as being current Directors are hereby removed. Effective January 1, 2026, Ms. Eileen Kamerick was appointed as the new Chair of the Audit Committee and Ms. Cheryl Creuzot was appointed as the new Chair of the Compliance and Ethics Committee. All references to the Chair of the Audit Committee and the Chair of the Compliance and Ethics Committee in the SAI are updated accordingly.

The third sentence of the first paragraph in the subsection of the SAI entitled “MANAGEMENT OF VC I – Leadership Structure of the Board” is deleted in its entirety and replaced with the following:

The Board is presently composed of eight members, all of whom are Independent Directors.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VLSAI-SUP1 (1/26)